Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING

25. SEGMENT REPORTING

Our business segments are based on our internally-aligned segment leadership structure, which is how we monitor results and assess performance. During the 2014 first quarter, we reorganized our business segments to drive our ongoing growth and leverage the knowledge of our highly experienced team. We now have five major business segments: Retail and Business Banking, Commercial Banking, Automobile Finance and Commercial Real Estate (AFCRE), Regional Banking and The Huntington Private Client Group (RBHPCG), and Home Lending. A Treasury / Other function includes our insurance brokerage business, along with technology and operations, other unallocated assets, liabilities, revenue, and expense. All periods presented have been reclassified to conform to the current period classification.

Retail and Business Banking: The Retail and Business Banking segment provides a wide array of financial products and services to consumer and small business customers including but not limited to checking accounts, savings accounts, money market accounts, certificates of deposit, consumer loans, and small business loans and leases. Other financial services available to consumer and small business customers include investments, insurance services, interest rate risk protection products, foreign exchange hedging, and treasury management services. Huntington serves customers primarily through our network of traditional branches in Ohio, Michigan, Pennsylvania, Indiana, West Virginia, and Kentucky. Huntington also has branches located in grocery stores in Ohio and Michigan. In addition to our extensive branch network, customers can access Huntington through online banking, mobile banking, telephone banking and ATMs.

Huntington established a “Fair Play” banking philosophy and built a reputation for meeting the banking needs of consumers in a manner which makes them feel supported and appreciated. Huntington believes customers are recognizing this and other efforts as key differentiators and it is earning us more customers and deeper relationships.

Business Banking is a dynamic and growing part of our business and we are committed to being the bank of choice for small businesses in our markets. Business Banking is defined as companies with revenues up to $25 million and consists of approximately 163,000 businesses.  Huntington continues to develop products and services that are designed specifically to meet the needs of small business. Huntington continues to look for ways to help companies find solutions to their capital needs.

	Retail &
Income Statements	Business	Commercial			Home	Treasury /	Huntington
(dollar amounts in thousands)	Banking	Banking	AFCRE	RBHPCG	Lending	Other	Consolidated

2013
Net interest income	$902,526	$281,140	$366,508	$105,862	$51,839	$(3,267)	$1,704,608
Provision for credit losses	137,978	27,464	(82,269)	(5,376)	12,249	(1)	90,045
Noninterest income	398,065	139,501	46,819	186,430	106,006	135,375	1,012,196
Noninterest expense	964,193	200,544	156,469	236,895	141,489	58,413	1,758,003
Provision (benefit) for income taxes	69,447	67,422	118,694	21,271	1,437	(50,797)	227,474
Net income	$128,973	$125,211	$220,433	$39,502	$2,670	$124,493	$641,282

2012
Net interest income	$941,844	$294,087	$369,376	$104,329	$54,980	$(54,092)	$1,710,524
Provision for credit losses	135,102	4,602	(16,557)	6,044	18,198	(1)	147,388
Noninterest income	380,820	136,796	91,314	181,650	165,189	150,552	1,106,321
Noninterest expense	973,691	188,123	160,434	253,901	132,302	127,425	1,835,876
Provision (benefit) for income taxes	74,855	83,355	110,885	9,112	24,384	(100,300)	202,291
Net income	$139,016	$154,803	$205,928	$16,922	$45,285	$69,336	$631,290

2011
Net interest income	$933,944	$252,472	$370,814	$89,591	$51,522	$(69,173)	$1,629,170
Provision for credit losses	119,995	(14,776)	2,333	35,271	31,232	4	174,059
Noninterest income	396,350	134,127	81,205	180,758	64,422	135,455	992,317
Noninterest expense,	862,962	166,178	167,746	239,427	111,961	180,226	1,728,500
Provision (benefit) for income taxes	121,568	82,319	98,679	(1,522)	(9,537)	(118,952)	172,555
Net income (Loss)	$225,769	$152,878	$183,261	$(2,827)	$(17,712)	$5,004	$546,373

	Assets at		Deposits at
	December 31,		December 31,
(dollar amounts in thousands)	2013	2012	2013	2012

Retail & Business Banking	$14,440,869	$14,338,893	$28,293,993	$28,324,238
Commercial Banking	12,410,339	11,560,481	10,187,891	9,310,249
AFCRE	14,081,112	12,378,930	1,170,518	1,080,117
RBHPCG	3,736,790	3,711,117	6,094,135	5,634,282
Home Lending	3,742,527	3,547,320	329,511	426,942
Treasury / Other	11,055,537	10,604,733	1,430,670	1,476,855
Total	$59,467,174	$56,141,474	$47,506,718	$46,252,683